ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
Schedule of accounts receivables

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivables - current	7,794,174	17,259,003
Allowance for credit losses - current	(323,071)	(584,127)
Accounts receivable, net - current	7,471,103	16,674,876

Accounts receivables – non-current	28,186	—
Allowance for credit losses – non-current	(562)	—
Accounts receivable, net – non-current	27,624	—

Summary of allowance for credit losses related to accounts receivable

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
At beginning of year	318,198	293,360	323,071
Impact of adopting ASC Topic 326	(30,916)	—	—
Addition	26,581	91,948	394,285
Reversal	(20,503)	(24,213)	(114,770)
Write off	—	(38,024)	(18,459)
At end of year	293,360	323,071	584,127

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
At beginning of year	—	1,139	562
Impact of adopting ASC Topic 326	—	—	—
Addition	1,139	—	—
Reversal	—	(577)	(562)
At end of year	1,139	562	—